Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables And Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2021	2020
Compensation and benefits	$6,916	$4,800
External research and development expenses	6,726	3,623
Professional services	1,083	1,795
Other liabilities	772	501
	$15,497	$10,719